Share Capital - Schedule of Composed of Shares (Details) - shares		Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Ordinary Shares Authorized		70,000,000	70,000,000
Ordinary Shares Issued	[1]	35,881,128	29,879,323

[1]	The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company; (ii) the right to receive dividends; and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus.